UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Highside Capital Management, L.P.
Address:  100 Crescent Court, Suite 860
          Dallas, Texas 75201

13 File Number: 28-10788

This filing lists securities holdings reported on the from 13f filed on February 17, 2004 pursuant to a request for confidential treatment and for which confidential treatment was denied on April 26, 2004.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Reese
Title: Vice President of Highside Management, LLC its Gen. Ptr.
Phone: 214-855-2303
Signature, Place and Date of Signing:

   H. Michael Reese  Dallas, TX.  April 30, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         none

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    36858

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ECLIPSYS CORP COM STK          COMMON STOCK     278856109    13008  1117500 SH       SOLE                1117500        0        0
D NEXSTAR BROADCASTING GROUP 1   CL A             65336K103     2767   201800 SH       SOLE                 201800        0        0
D PROQUEST COMPANY               COMMON STOCK     74346P102    11220   381000 SH       SOLE                 381000        0        0
D TELLUS CORP                    NON-VTG SH       87971M202     9863   530000 SH       SOLE                 530000        0        0
S REPORT SUMMARY                 4 DATA RECORDS                36858        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED